FAIR VALUE MEASUREMENTS, Monte Carlo Simulation Model (Details) - Private Placement Warrants [Member]	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Risk-free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0129	0.0051
Trading Days per Year [Member]
Fair Value Measurements [Abstract]
Measurement input	250 days	252 days
Expected Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.095	0.158
Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input	11.50	11.50
Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	9.96	10.08